Average Annual Total Returns{- Fidelity® MSCI Industrials Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Industrials Index ETF	Fidelity MSCI Industrials Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Industrials Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Industrials Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Industrials Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC019 Past 1 year	MC019 Past 5 years	MC019 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	30.68%	9.84%	10.53%	[1]	30.11%	9.37%	10.06%	[1]	18.52%	7.72%	8.37%	[1]	30.83%	9.96%	10.65%	[1]	31.49%	11.70%	12.75%	[1]

[1]	(a)From October 21, 2013